Document and Entity Information	Oct. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000065770
Document Type	8-K
Document Period End Date	Oct. 27, 2022
Entity Registrant Name	MicroVision, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34170
Entity Tax Identification Number	91-1600822
Entity Address, Address Line One	6244 185th Avenue NE
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052
City Area Code	(425)
Local Phone Number	936-6847
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	MVIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false